Provisions - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 42.2
Additional provision in the period	6.0
Release of provision	(1.9)
Utilization of provision	(3.9)
Foreign exchange	1.2
Other provisions at end of period	43.6
Current	41.1	€ 39.3
Non-current	2.5	2.9
Provisions	43.6	€ 42.2
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	5.6
Additional provision in the period	2.2
Release of provision	0.0
Utilization of provision	(2.4)
Foreign exchange	(0.3)
Other provisions at end of period	5.1
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.9
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(0.1)
Foreign exchange	0.0
Other provisions at end of period	7.8
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	28.7
Additional provision in the period	3.8
Release of provision	(1.9)
Utilization of provision	(1.4)
Foreign exchange	1.5
Other provisions at end of period	€ 30.7